10. Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

10.	RELATED PARTY TRANSACTIONS

Due From/To Related Parties

The following table summarizes amounts due to related parties for expenses paid for on the behalf of the Company as of December 31, 2018 and 2017. The amounts due are non-interest bearing and due upon demand. These amounts have been included in the consolidated balance sheets as current liabilities due to related parties, respectively.

	December 31,
	2018	2017
Due to related parties:
ICONZ Art, LLC, beneficial interest shareholder	$259,392	$119,081
MSN Holding Co., beneficial interest shareholder	12,947	12,947
Premier Collectibles, beneficial interest shareholder	15,085	15,085
Total due to related parties	$287,455	$147,113